Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating Activities
Net loss	$ (46,534)	$ (58,802)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	27,986	28,440
Amortization and write-off of deferred finance fees and bond premium	1,981	2,579
Amortization of dry dock and special survey costs	3,240	1,827
Stock based compensation	541	0
Gain on sale of vessel	(25)	0
Equity/ (loss) in net earnings of affiliates, net of dividends received	59	58,413
Changes in operating assets and liabilities:
(Increase)/ decrease in prepaid expenses and other current assets	(438)	20
Decrease in accounts receivable	41	9,484
(Increase)/ decrease in due from related parties, short-term	(783)	6,047
Increase in other long term assets	(2,550)	0
Decrease/ (increase) in due from related parties, long-term	1,851	(15,979)
Increase/ (decrease) in accounts payable	426	(433)
Increase in accrued expenses	588	554
Payments for dry dock and special survey costs	(11,411)	(4,928)
(Decrease)/ increase in due to related parties, short-term	(6,887)	5,937
Increase/ (decrease) in deferred revenue	921	(53)
Net cash (used in)/ provided by operating activities	(30,994)	33,106
Investing Activities
Loans receivable from affiliates	0	(9,061)
Dividends received from affiliates	6,902	7,197
Investment in affiliates	0	(84)
Net cash proceeds from sale of vessel	44,500	0
Net cash provided by/ (used in) investing activities	51,402	(1,948)
Financing Activities
Loan proceeds, net of deferred finance costs	70,392	49,764
Loan repayments	(113,471)	(63,226)
Dividend paid	(6,167)	(15,812)
Redemption of convertible shares and puttable common stock	0	(1,750)
Acquisition of treasury stock	(5,556)	0
Net cash used in financing activities	(54,802)	(31,024)
Net (decrease)/ increase in cash, cash equivalents and restricted cash	(34,394)	134
Cash, cash equivalents and restricted cash, beginning of period	86,458	56,658
Cash, cash equivalents and restricted cash, end of period	52,064	56,792
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	36,126	35,851
Non-cash investing activities
Accrued interest on loan to affiliate	1,476	3,512
Costs payable relating to sale of vessel	(200)	0
Non-cash financing activities
Stock based compensation	541	0
Accrued deferred finance costs	$ 879	$ 0